Unaudited Quarterly Information (Details) (USD $)	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended											138 Months Ended	147 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2001	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012	Sep. 30, 2013
Revenue	$ 178,475	$ 265,256	$ 165,538	$ 223,962	$ 179,494	$ 66,867	$ 215,379	$ 283,396	$ 147,386		$ 938,080	$ 568,994	$ 834,250	$ 713,028										$ 3,492,855	$ 4,430,935
Loss from Operations	(2,424,219)	(1,620,818)	(2,064,882)	(2,446,450)	(2,848,190)	(2,948,122)	(2,437,569)	(2,930,831)	(2,459,290)		(7,444,011)	(7,359,523)	(8,980,340)	(10,775,812)										(44,976,905)	(52,420,916)
Total Other Income (Expense)	(130,704)	(152,338)	(166,093)	(149,424)	(83,064)	(65,365)	(413,513)	(128,447)	(114,195)		(472,871)	(398,581)	(550,919)	(721,520)										(1,997,773)	(2,470,644)
Net Loss	(2,554,923)	(1,773,156)	(2,230,975)	(2,595,874)	(2,931,254)	(3,013,487)	(2,851,082)	(3,059,278)	(2,573,485)	(474,399)	(7,916,882)	(7,758,104)	(9,531,259)	(11,497,332)	(9,583,662)	(5,329,737)	(4,037,075)	(2,854,072)	(1,336,317)	(1,034,429)	(459,474)	(420,431)	(416,491)	(46,974,678)	(54,891,560)
Total Comprehensive Loss	$ (2,549,126)	$ (1,774,435)	$ (2,228,839)	$ (2,583,608)	$ (2,965,600)	$ (2,970,680)	$ (2,838,732)	$ (3,076,738)	$ (2,592,565)		$ (7,910,395)	$ (7,778,048)	$ (9,552,481)	$ (11,478,715)										$ (46,981,081)	$ (54,891,476)
Earnings per share (in dollars per share)	$ (0.06)	$ (0.05)	$ (0.08)	$ (0.09)	$ (0.11)	$ (0.12)	$ (0.13)	$ (0.16)	$ (0.14)		$ (0.19)	$ (0.27)	$ (0.33)	$ (0.55)										$ (4.34)	$ (4.33)